Employee Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2025
Ovation Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Changes in the Actuarial Present Value of the Projected Benefit Obligation and Fair Value

The changes in the actuarial present value of the projected benefit obligation and fair value of Ovation Pension Plan assets were as follows:

	December 31,
	2025	2024
Projected benefit obligation, beginning balance	$569,070	$607,033
Interest cost	30,255	7,373
Actuarial liability loss (gain)	8,363	(34,887)
Benefit payments	(45,221)	(10,449)
Projected benefit obligation, ending balance	$562,467	$569,070
Fair value of plan assets, beginning balance	520,617	571,163
Actual return on plan assets	54,085	(40,097)
Employer contributions	—	—
Benefit payments	(45,221)	(10,449)
Fair value of plan assets, ending balance	$529,481	$520,617
Underfunded status, ending balance	(32,986)	(48,453)
Accumulated benefit obligation	$562,467	$569,070

Schedule of Liabilities Related to Pension Plan

The liabilities related to the Ovation Pension Plan were as follows:

	December 31,
	2025	2024
Current liabilities	$—	$—
Noncurrent liabilities	(32,986)	(48,453)
Total	$(32,986)	$(48,453)

Schedule of Components of Pension Costs in Future Periods

The following table presents amounts included within Members’ equity on the Combined Balance Sheets for the Ovation Pension Plan that will be recognized as components of pension cost in future periods:

	December 31,
	2025	2024
Unrecognized (gain) loss	$(1,647)	$10,717

Schedule of Components of Net Periodic Pension Cost and Other Comprehensive Income (Loss)

Components of the net periodic pension cost and other comprehensive income (loss) for the Ovation Pension Plan were computed using the projected unit credit actuarial cost method and included the following components:

	Year Ended December 31,
	2025	2024
Interest cost on projected benefit obligation	$30,255	$7,373
Expected return on plan assets	(29,414)	(8,690)
Net pension benefit cost (income)	$841	$(1,317)
Change in net (gain) loss	$(12,364)	$10,717
Total recognized in other comprehensive (income) loss	(12,364)	10,717
Total recognized in net periodic (income) cost and other comprehensive (income) loss	$(11,523)	$9,400

Schedule of Expected Benefit Payments	The future benefits expected to be paid to the Ovation Pension Plan were as follows:

Year Ending December 31,	Amount
2026	$42,857
2027	43,489
2028	43,786
2029	44,033
2030	43,927
Next five years	212,116
Total expected benefit payments	$430,208

Schedule of Actuarial Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Cost	The discount rates used in determining benefit obligations of the Ovation Pension Plan were as follows:

	December 31,
	2025	2024
Discount rate	5.4%	5.6%

The actuarial assumptions used in determining the net periodic benefit cost of the Ovation Pension Plan were as follows:

	December 31,
	2025	2024
Discount rate	5.6%	4.9%
Expected return on plan assets	5.9%	6.1%

Schedule of Fair Value of Plan Assets

The fair values of the Ovation Pension Plan assets as of December 31, 2025 were as follows:

	Total carrying value	Quoted price in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable input (Level 3)	Measured at NAV
Short-term investments:
Cash and cash equivalents	$8,132	$8,132	$—	$—	$—
Fixed income securities	337,161	32,084	305,077	—	—
Mutual funds	184,188	157,588	12,963	—	13,637
Total	$529,481	$197,804	$318,040	$—	$13,637

The fair values of the Ovation Pension Plan assets as of December 31, 2024 were as follows:

	Total carrying value	Quoted price in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable input (Level 3)	Measured at NAV
Short-term investments:
Cash and cash equivalents	$10,119	$10,119	$—	$—	$—
Futures contracts - assets	3,157	—	3,157	—	—
Fixed income securities	220,543	—	220,543	—	—
Mutual funds	60,021	60,021	—	—	—
Common trust funds	202,220	—	—	—	202,220
Corporate stock	24,557	24,557	—	—	—
Total	$520,617	$94,697	$223,700	$—	$202,220

Hawkeye Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Changes in the Actuarial Present Value of the Projected Benefit Obligation and Fair Value

The changes in the actuarial present value of the projected benefit obligation and fair value of the Hawkeye Pension Plan assets were as follows:

	December 31,
	2025	2024
Change in projected benefit obligations:
Projected benefit obligation at beginning of year	$9,727	$10,677
Service cost	230	213
Interest cost	454	467
Benefit payments	(766)	(779)
Actuarial loss	281	—
Effect of currency translation loss (gain)	512	(851)
Projected benefit obligation at end of year	$10,438	$9,727
Change in plan assets:
Fair value of plan assets at beginning of year	$12,543	$13,505
Actual return on plan assets	506	771
Employer contributions, net of administrative costs	148	135
Benefit payments	(766)	(779)
Effect of currency translation gain (loss)	662	(1,089)
Fair value of plan assets at end of year	13,093	12,543
Funded status at end of year	2,655	2,816
Amount recognized within Other assets on the Combined Balance Sheets	2,655	2,816
Amount recognized within Other comprehensive (loss) income on the Combined Statements of Members’ Equity	$(307)	$281

Schedule of Components of Net Periodic Pension Cost and Other Comprehensive Income (Loss)

Components of the net periodic pension cost and other comprehensive income (loss) for the Hawkeye Pension Plans were as follows:

	Year Ended December 31,
	2025	2024	2023
Net periodic pension cost:
Service cost	$230	$213	$211
Interest cost	454	467	506
Expected return on plan assets	(575)	(577)	(566)
Amortization of prior service costs	8	—	9
Amortization of loss	—	—	8
Net periodic pension cost	$117	$103	$168
Other pre-tax changes in plan asset and benefit obligations recognized in other comprehensive income (loss):
Actuarial loss (gain)	$259	$(79)	$(350)
Amortization of prior service cost	(8)	(8)	(9)
Amortization of loss	—	—	(8)
Total loss (gain) recognized in accumulated other comprehensive loss (income)	251	(87)	(367)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$368	$16	$(199)

Schedule of Expected Benefit Payments

The future benefits expected to be paid to the Hawkeye Pension Plans were as follows:

Year Ending December 31,	Amount
2026	$695
2027	729
2028	777
2029	766
2030	772
Next five years	3,663
Total expected benefit payments	$7,402

Schedule of Actuarial Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Cost

The weighted average assumptions used in the accounting for the Hawkeye Pension Plans were as follows:

	December 31,
	2025		2024
	Salaried Plan	Hourly Plan	Salaried Plan	Hourly Plan
Discount rate	4.85%	4.85%	4.65%	4.65%
Expected return on plan assets	5.10%	4.40%	5.05%	4.25%
Average compensation increase	2.50%	N/A	N/A	N/A

Schedule of Fair Value of Plan Assets	The fair values of the Hawkeye Pension Plan assets by asset category were as follows:

	December 31,
	2025	2024
Equity funds	$4,227	$3,158
Fixed income funds	8,866	9,385
Total	$13,093	$12,543